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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended      September 30, 2009
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Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sageview Capital LP
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Address:     55 Railroad Avenue
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             Greenwich, CT 06830
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Form 13F File Number:       028-12389
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Barbara E. Parker
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Title:       Chief Financial Officer
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Phone:       (203) 625-4230
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Signature, Place, and Date of Signing:


   /s/ Barbara E. Parker              Greenwich, CT         November 16, 2009
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        [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              4
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Form 13F Information Table Value Total:              $248,485
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                                                   (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
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LIFE TECHNOLOGIES
CORP                   COM      53217V109    129,929    2,791,181   SH          SOLE                   2,791,181
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KKR FINANCIAL
HLDGS LLC              NOTE     48248AAB4     26,888    30,000,000  PRN         SOLE                   30,000,000
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HOLOGIC INC            COM      436440101     48,453    2,965,305   SH          SOLE                   2,965,305
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PIONEER NAT RES CO     COM      723787107     43,215    1,190,828   SH          SOLE                   1,190,828
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